Impairment Charges and Reversals - Crude Oil and Forward Crack Spreads (Details)	Dec. 31, 2024 share
WTI | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	77.68
WTI | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	77.07
WTI | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	78.74
WTI | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	81.51
WTI | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	83.14
WTI-WCS | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	(14.17)
WTI-WCS | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	(15.34)
WTI-WCS | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	(15.71)
WTI-WCS | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	(16.62)
WTI-WCS | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	(17.11)
Chicago 3-2-1 Crack Spread | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	20.01
Chicago 3-2-1 Crack Spread | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	21.97
Chicago 3-2-1 Crack Spread | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	22.60
Chicago 3-2-1 Crack Spread | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	23.87
Chicago 3-2-1 Crack Spread | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	24.66
Renewable Identification Numbers | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	6.79
Renewable Identification Numbers | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	7.31
Renewable Identification Numbers | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	8.05
Renewable Identification Numbers | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	8.69
Renewable Identification Numbers | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows	9.03